Revenue - Revenues by Customer Grouping (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 32,867	$ 31,698	$ 16,651	$ 40,785	$ 137,601
Civil space
Disaggregation of Revenue [Line Items]
Total revenues	16,164	16,023	15,844	23,571	60,052
National security
Disaggregation of Revenue [Line Items]
Total revenues	7,578	8,288	684	7,034	29,833
Commercial and other
Disaggregation of Revenue [Line Items]
Total revenues	$ 9,125	$ 7,387	$ 123	$ 10,180	$ 47,716